Long-Term Incentive Programs and Management remuneration (Details 1 Textuals) R$ in Thousands			12 Months Ended
	Feb. 24, 2023 shares	May 04, 2022 shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Long-Term Incentive Programs and Management remuneration
Number of other equity instruments outstanding in share-based payment arrangement | R$			2,450,849	295,334	60,791
Expense related to the cash-based programs for certain officers and employees | R$			R$ 4,193	R$ 3,955
“ILP 2” and “ILP3”
Long-Term Incentive Programs and Management remuneration
Vesting period of share-based compensation plan			24 months
Percentage of total granted RSU received in cash			50.00%
Restricted share units
Long-Term Incentive Programs and Management remuneration
Number of other equity instruments outstanding in share-based payment arrangement | shares			2,450,849
Share-based compensation | R$			R$ 2,314	R$ 2,164
Number of long-term incentive programs			4
Restricted share units | “ILP 4”
Long-Term Incentive Programs and Management remuneration
Vesting period of share-based compensation plan		28 months
Number of instruments granted in share-based payment arrangement | shares		240,000
Restricted share units | “ILP 5”
Long-Term Incentive Programs and Management remuneration
Vesting period of share-based compensation plan	36 months
Number of instruments granted in share-based payment arrangement | shares	2,300,000